EXPLORATION AND EVALUATION ASSETS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Funding of a reclamation bond in respect of Coricancha	$ 0	$ 1,234